                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-5950

                     (Investment Company Act File Number)

                        Money Market Obligations Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/05

             Date of Reporting Period: Fiscal year ended 4/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013	0.005	0.010	0.024		0.056
Net realized and unrealized gain on investments	--	--	--	0.000	[1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.005	0.010	0.024		0.056
Less Distributions:
Distributions from net investment income	(0.013)	(0.005)	(0.010)	(0.024)		(0.056)
Distributions from net realized gain on investments	--	--	--	(0.000	) [1]	--
TOTAL DISTRIBUTIONS	(0.013)	(0.005)	(0.010)	(0.024)		(0.056)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.28%	0.50%	1.05%	2.43%		5.79%

Ratios to Average Net Assets:
Expenses	0.59%	0.59%	0.59%	0.59%		0.59%
Net investment income	1.28%	0.51%	1.03%	2.31%		5.66%
Expense waiver/reimbursement [3]	0.30%	0.29%	0.27%	0.27%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$426,650	$435,206	$908,578	$849,131		$695,996

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.80	$2.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At April 30, 2005, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	21.3%
8-30 Days	41.2%
31-90 Days	32.6%
91-180 Days	4.4%
181 Days or more	0.5%
TOTAL	100.0%

1 See the fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--101.1%
$13,000,000	[1]	Federal Farm Credit System Discount Notes, 2.770% - 2.850%, 6/17/2005 - 7/11/2005	$12,937,691
147,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.760% - 3.010%, 5/1/2005 - 7/6/2005	146,970,466
100,000		Federal Farm Credit System Note, 2.500%, 3/15/2006	99,104
229,000,000	[1]	Federal Home Loan Bank System Discount Notes, 2.585% - 3.058%, 5/2/2005 - 9/9/2005	228,394,777
22,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.975%, 5/2/2005 - 6/28/2005	21,988,066
16,000,000		Federal Home Loan Bank System Notes, 1.500% - 6.955%, 5/4/2005 - 3/13/2006	16,007,550
5,000,000		Tennessee Valley Authority Bond, 6.375%, 6/15/2005	5,022,277
		TOTAL INVESTMENTS--101.1% (AT AMORTIZED COST) [3]	431,419,931
		OTHER ASSETS AND LIABILITIES - NET--(1.1)%	(4,770,243)
		TOTAL NET ASSETS--100%	$426,649,688

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005

Assets:
Total investments in securities, at amortized cost and value		$431,419,931
Cash		183,535
Income receivable		670,568
Receivable for shares sold		16,892
TOTAL ASSETS		432,290,926
Liabilities:
Payable for investments purchased	$4,997,775
Payable for shares redeemed	3,578
Payable for Directors'/Trustees' fees	1,911
Payable for shareholder services fees (Note 5)	87,562
Income distribution payable	504,805
Accrued expenses	45,607
TOTAL LIABILITIES		5,641,238
Net assets for 426,649,412 shares outstanding		$426,649,688
Net Assets Consist of:
Paid-in capital		$426,649,411
Undistributed net investment income		277
TOTAL NET ASSETS		$426,649,688
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$426,649,688 ÷ 426,649,412 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2005

Investment Income:
Interest			$8,161,673
Expenses:
Investment adviser fee (Note 5)		$2,178,190
Administrative personnel and services fee (Note 5)		349,665
Custodian fees		17,957
Transfer and dividend disbursing agent fees and expenses (Note 5)		92,681
Directors'/Trustees' fees		3,882
Auditing fees		14,288
Legal fees		7,356
Portfolio accounting fees		88,528
Shareholder services fee (Note 5)		1,087,256
Share registration costs		16,023
Printing and postage		12,757
Insurance premiums		20,391
Miscellaneous		23,416
TOTAL EXPENSES		3,912,390
Waivers (Note 5):
Waiver of investment adviser fee	$(1,286,598)
Waiver of administrative personnel and services fee	(17,708)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,578)
TOTAL WAIVERS		(1,321,884)
Net expenses			2,590,506
Net investment income			$5,571,167

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,571,167	$3,340,857
Distributions to Shareholders:
Distributions from net investment income	(5,570,861)	(3,339,547)
Share Transactions:
Proceeds from sale of shares	902,262,732	1,359,038,127
Net asset value of shares issued to shareholders in payment of distributions declared	1,879,494	765,153
Cost of shares redeemed	(912,699,277)	(1,833,176,289)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,557,051)	(473,373,009)
Change in net assets	(8,556,745)	(473,371,699)
Net Assets:
Beginning of period	435,206,433	908,578,132
End of period (including undistributed (distributions in excess of) net investment income of $277 and $(29), respectively)	$426,649,688	$435,206,433

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $426,649,411.

The following table summarizes share activity:

Year Ended April 30	2005	2004
Shares sold	902,262,732	1,359,038,127
Shares issued to shareholders in payment of distributions declared	1,879,494	765,153
Shares redeemed	(912,699,277)	(1,833,176,289)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,557,051)	(473,373,009)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$5,570,861	$3,339,547

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$505,082

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSSC retained $5,731 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $23,531, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Automated Government Cash Reserves, one of the portfolios constituting Money Market Obligations Trust (the "Trust"), including the portfolio of investments, as of April 30, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 8, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT AND CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N716

28574 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012		0.004		0.010		0.021	0.052
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.004		0.010		0.022	0.053
Less Distributions:
Distributions from net investment income	(0.012)		(0.004)		(0.010)		(0.021)	(0.052)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.012)		(0.004)		(0.010)		(0.022)	(0.053)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.16%		0.42%		0.97%		2.25%	5.44%

Ratios to Average Net Assets:
Expenses	0.59%		0.59%		0.59%		0.59%	0.59%
Net investment income	1.10%		0.40%		0.92%		2.04%	5.22%
Expense waiver/reimbursement [3]	0.41%		0.38%		0.35%		0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,185		$177,500		$194,933		$239,245	$242,326

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.10	$2.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	100.0%
TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	13.7%
8-30 Days	53.5%
31-90 Days	32.8%
91-180 Days	0.0%
181 Days or more	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--97.6%
	U.S. Treasury Bills--90.7% [1]
$17,000,000	2.480% - 2.560%, 5/12/2005	$16,986,957
40,000,000	2.525% - 2.640%, 5/19/2005	39,948,775
17,000,000	2.565% - 2.570%, 5/5/2005	16,995,147
11,000,000	2.595% - 2.625%, 5/26/2005	10,980,073
19,000,000	2.700% - 2.785%, 7/7/2005	18,903,892
8,000,000	2.793%, 6/30/2005	7,962,767
5,000,000	2.795%, 7/14/2005	4,971,274
5,000,000	2.805%, 6/23/2005	4,979,352
11,000,000	2.815% - 2.850%, 7/21/2005	10,929,856
	TOTAL	132,658,093
	U.S. Treasury Note--6.9%
10,000,000	6.750%, 5/15/2005	10,015,064
	TOTAL INVESTMENTS--97.6% (AT AMORTIZED COST) [2]	142,673,157
	OTHER ASSETS AND LIABILITIES - NET--2.4%	3,511,911
	TOTAL NET ASSETS--100%	$146,185,068

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005

Assets:
Total investments in securities, at amortized cost and value		$142,673,157
Cash		329,922
Income receivable		335,420
Receivable for investments sold		3,000,000
TOTAL ASSETS		146,338,499
Liabilities:
Payable for shareholder services fees (Note 5)	$26,379
Payable for transfer and dividend disbursing agent fees and expenses	11,981
Payable for portfolio accounting fees	4,225
Payable for share registration costs	7,847
Income distribution payable	97,410
Accrued expenses	5,589
TOTAL LIABILITIES		153,431
Net assets for 146,181,178 shares outstanding		$146,185,068
Net Assets Consist of:
Paid-in capital		$146,181,178
Undistributed net investment income		3,890
TOTAL NET ASSETS		$146,185,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$146,185,068 ÷ 146,181,178 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2005

Investment Income:
Interest			$2,647,811
Expenses:
Investment adviser fee (Note 5)		$782,315
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		8,295
Transfer and dividend disbursing agent fees and expenses (Note 5)		103,543
Directors'/Trustees' fees		1,091
Auditing fees		13,488
Legal fees		5,181
Portfolio accounting fees		45,085
Shareholder services fee (Note 5)		390,810
Share registration costs		27,304
Printing and postage		12,449
Insurance premiums		15,770
Miscellaneous		19,800
TOTAL EXPENSES		1,575,131
Waivers (Note 5):
Waiver of investment adviser fee	$(568,809)
Waiver of administrative personnel and services fee	(26,845)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,094)
Waiver of shareholder services fee	(46,591)
TOTAL WAIVERS		(644,339)
Net expenses			930,792
Net investment income			1,717,019
Net realized gain on investments			41,814
Change in net assets resulting from operations			$1,758,833

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,717,019	$727,530
Net realized gain on investments	41,814	49,105
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,758,833	776,635
Distributions to Shareholders:
Distributions from net investment income	(1,716,432)	(728,976)
Distributions from net realized gains on investments	(41,814)	(49,105)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,758,246)	(778,081)
Share Transactions:
Proceeds from sale of shares	920,119,080	991,366,137
Net asset value of shares issued to shareholders in payment of distributions declared	967,198	456,156
Cost of shares redeemed	(952,402,223)	(1,009,253,208)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,315,945)	(17,430,915)
Change in net assets	(31,315,358)	(17,432,361)
Net Assets:
Beginning of period	177,500,426	194,932,787
End of period (including undistributed net investment income of $3,890 and $3,303, respectively)	$146,185,068	$177,500,426

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $146,181,178.

The following table summarizes share activity:

Year Ended April 30	2005	2004
Shares sold	920,119,080	991,366,137
Shares issued to shareholders in payment of distributions declared	967,198	456,156
Shares redeemed	(952,402,223)	(1,009,253,208)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,315,945)	(17,430,915)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$1,758,246	$778,081

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$101,300

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $17,157, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF AUTOMATED TREASURY CASH RESERVES

We have audited the accompanying statement of assets and liabilities of Automated Treasury Cash Reserves (the "Fund"), one of the portfolios constituting the Money Market Obligations Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 8, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT AND CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N690

28575 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.015	0.008	0.013	0.025	0.056

Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.001	0.001

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.008	0.013	0.026	0.057

Less Distributions:

Distributions from net investment income	(0.015)	(0.008)	(0.013)	(0.025)	(0.056)

Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)

TOTAL DISTRIBUTIONS	(0.015)	(0.008)	(0.013)	(0.026)	(0.057)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	0.81%	1.35%	2.64%	5.83%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.49%	0.78%	1.29%	2.51%	5.56%

Expense waiver/reimbursement[3]	0.55%	0.55%	0.54%	0.54%	0.54%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,131,542	$1,443,086	$1,885,373	$1,813,575	$1,931,570

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.013	0.006	0.011	0.023	0.053

Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.001	0.001

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.006	0.011	0.024	0.054

Less Distributions:

Distributions from net investment income	(0.013)	(0.006)	(0.011)	(0.023)	(0.053)

Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)

TOTAL DISTRIBUTIONS	(0.013)	(0.006)	(0.011)	(0.024)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.30%	0.56%	1.10%	2.38%	5.57%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.26%	0.53%	1.04%	2.25%	5.30%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.29%	0.29%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,209,508	$1,262,332	$1,317,596	$1,177,912	$1,237,426

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual

Institutional Shares	$1,000	$1,010.10	$1.00

Institutional Service Shares	$1,000	$1,008.80	$2.24

Hypothetical (assuming a 5% return before expenses)

Institutional Shares	$1,000	$1,023.80	$1.00

Institutional Service Shares	$1,000	$1,022.56	$2.26

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.20%

Institutional Service Shares	0.45%

Portfolio of Investments Summary Tables

At April 30, 2005, the fund’s portfolio composition1 was as follows:

	Percentage of Total Investments	[2]

U.S. Treasury Securities	100.0%

TOTAL	100%

At April 30, 2005, the fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]

1-7 Days	16.9%

8-30 Days	51.7%

31-90 Days	31.4%

91-180 Days	0.0%

181 Days or More	0.0%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005

Principal Amount		Value

	U.S. TREASURY OBLIGATIONS--98.8%
	U.S. Treasury Bills--92.8%[1]

$284,080,000	2.485% - 2.560%, 5/12/2005	$283,860,973

578,000,000	2.525% - 2.640%, 5/19/2005	577,261,492

209,000,000	2.545% - 2.645%, 5/26/2005	208,621,107

368,000,000	2.560% - 2.610%, 5/5/2005	367,894,571

306,000,000	2.700% - 2.795%, 7/7/2005	304,428,901

92,000,000	2.793%, 6/30/2005	91,571,817

95,000,000	2.795%, 7/14/2005	94,454,199

145,000,000	2.800% - 2.805%, 6/23/2005	144,401,763

100,000,000	2.850%, 7/21/2005	99,358,750

	TOTAL	2,171,853,573

	U.S. Treasury Bonds--3.2%
75,000,000	10.000%, 5/15/2005	75,205,951

	U.S. Treasury Notes--2.8%
65,000,000	6.750%, 5/15/2005	65,097,915

	TOTAL INVESTMENTS--98.8% (AT AMORTIZED COST)[2]	2,312,157,439

	OTHER ASSETS AND LIABILITIES - NET--1.2%	28,892,748

	TOTAL NET ASSETS--100%	$2,341,050,187

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005

Assets:

Total investments in securities, at amortized cost and value		$2,312,157,439

Cash		179,375

Income receivable		5,698,439

Receivable for investments sold		27,000,000

Receivable for shares sold		1,562

TOTAL ASSETS		2,345,036,815

Liabilities:

Payable for shares redeemed	$15,000

Payable for Directors’/Trustees’ fees	2,282

Payable for shareholder services fee (Note 5)	241,505

Income distribution payable	3,652,891

Accrued expenses	74,950

TOTAL LIABILITIES		3,986,628

Net assets for 2,340,989,538 shares outstanding		$2,341,050,187

Net Assets Consist of:

Paid-in capital		$2,340,989,538

Undistributed net investment income		60,649

TOTAL NET ASSETS		$2,341,050,187

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Institutional Shares:
$1,131,542,042 ÷ 1,131,455,046 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$1,209,508,145 ÷ 1,209,534,492 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2005

Investment Income:

Interest			$41,150,202

Expenses:

Investment adviser fee (Note 5)		$9,655,040

Administrative personnel and services fee (Note 5)		1,937,304

Custodian fees		99,213

Transfer and dividend disbursing agent fees and expenses (Note 5)		152,484

Directors’/Trustees’ fees		20,131

Auditing fees		12,217

Legal fees		7,403

Portfolio accounting fees		177,842

Shareholder services fee--Institutional Shares (Note 5)		3,215,301

Shareholder services fee--Institutional Service Shares (Note 5)		2,818,906

Share registration costs		39,399

Printing and postage		10,902

Insurance premiums		44,870

Miscellaneous		41,235

TOTAL EXPENSES		18,232,247

Waivers (Note 5):

Waiver of investment adviser fee	$(7,062,191)

Waiver of administrative personnel and services fee	(98,019)

Waiver of transfer and dividend disbursing agent fees and expenses	(92,090)

Waiver of shareholder services fee--Institutional Shares	(3,215,301)

TOTAL WAIVERS		(10,467,601)

Net expenses			7,764,646

Net investment income			33,385,556

Net realized gain on investments			595,079

Change in net assets resulting from operations			$33,980,635

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2005	2004

Increase (Decrease) in Net Assets

Operations:

Net investment income	$33,385,556	$20,530,303

Net realized gain on investments	595,079	830,398

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,980,635	21,360,701

Distributions to Shareholders:

Distributions from net investment income

Institutional Shares	(19,119,021)	(14,220,555)

Institutional Service Shares	(14,240,239)	(6,344,004)

Distributions from net realized gain on investments

Institutional Shares	(312,086)	(500,645)

Institutional Service Shares	(282,993)	(329,753)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,954,339)	(21,394,957)

Share Transactions:

Proceeds from sale of shares	9,691,720,801	9,483,037,548

Net asset value of shares issued to shareholders in payment of distributions declared	6,067,510	2,677,280

Cost of shares redeemed	(10,062,182,870)	(9,983,231,013)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(364,394,559)	(497,516,185)

Change in net assets	(364,368,263)	(497,550,441)

Net Assets:

Beginning of period	2,705,418,450	3,202,968,891

End of period (including undistributed net investment income of $60,649 and $34,353, respectively)	$2,341,050,187	$2,705,418,450

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $2,340,989,538.

The following tables summarize share activity:

Year Ended April 30	2005	2004

Institutional Shares:
Shares sold	5,147,672,269	5,360,012,950
Shares issued to shareholders in payment of distributions declared	2,300,179	1,351,962
Shares redeemed	(5,461,537,997)	(5,803,625,171)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(311,565,549)	(442,260,259)

Year Ended April 30	2005	2004

Institutional Service Shares:
Shares sold	4,544,048,532	4,123,024,598
Shares issued to shareholders in payment of distributions declared	3,767,331	1,325,318
Shares redeemed	(4,600,644,873)	(4,179,605,842)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(52,829,010)	(55,255,926)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(364,394,559)	(497,516,185)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2005 and 2004, was as follows:

	2005	2004

Ordinary income[1]	$33,954,339	$21,394,957

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,713,542

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals.

For the year ended April 30, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSSC retained $32,288 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $8,495, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF U.S. TREASURY CASH RESERVES

We have audited the accompanying statement of assets and liabilities of U.S. Treasury Cash Reserves (the “Fund”), one of the portfolios constituting Money Market Obligations Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Cash Reserves a portfolio of Money Market Obligations Trust, at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 8, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is “interested” because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT AND CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

28576 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $554,024

                  Fiscal year ended 2004 - $566,855

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $17,850

                  Fiscal year ended 2004 - $10,960

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $151,436 and
      $77,906 respectively.  Fiscal year ended 2005 -Transfer Agent Service
      Auditors report and Sarbanes Oxley sec. 302 procedures. Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report and Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $175,000
      respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $29,187 and
      $130,733 respectively.  Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of distribution methods for money market funds.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $169,492

                  Fiscal year ended 2004 - $747,501

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue, Principal Executive Officer

Date        June 22, 2005

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005